                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5912
-------------------------------------------------------------------------------

                            MFS SPECIAL VALUE TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                     MFS(R) SPECIAL VALUE TRUST

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                                        4/30/07
                                                                        MFV-SEM

MFS(R) SPECIAL VALUE TRUST

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
PORTFOLIO MANAGERS' PROFILES                                 3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          4
--------------------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN                 6
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                     7
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         20
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     21
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         23
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        24
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               26
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     36
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               37
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       37
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              37
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

TRUST OBJECTIVE: The Trust seeks to maintain an annual distribution rate of 10% based on its average daily net asset value, while seeking opportunities for capital appreciation.

New York Stock Exchange Symbol: MFV

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      63.3%
              Common Stocks                              24.1%
              Floating Rate Loans                         3.8%
              Cash & Other Net Assets                     5.8%
              Preferred Stocks                            3.0%

              TOP TEN HOLDINGS (i)

              Owens-Illinois, Inc.                        2.9%
              ------------------------------------------------
              Warner Chilcott Ltd., "A"                   2.2%
              ------------------------------------------------
              Pall Corp.                                  2.2%
              ------------------------------------------------
              Tyco International Ltd.                     2.0%
              ------------------------------------------------
              ION Media Networks, Inc., 14.25%            1.8%
              ------------------------------------------------
              Tenet Healthcare Corp.                      1.8%
              ------------------------------------------------
              Amgen, Inc.                                 1.7%
              ------------------------------------------------
              Nortel Networks Corp.                       1.6%
              ------------------------------------------------
              Anadarko Petroleum Corp.                    1.6%
              ------------------------------------------------
              Boston Scientific Corp.                     1.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         0.2%
              ------------------------------------------------
              AA                                          0.1%
              ------------------------------------------------
              A                                           0.1%
              ------------------------------------------------
              BBB                                         2.3%
              ------------------------------------------------
              BB                                         19.8%
              ------------------------------------------------
              B                                          50.3%
              ------------------------------------------------
              CCC                                        23.8%
              ------------------------------------------------
              C                                           0.1%
              ------------------------------------------------
              Not Rated                                   3.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      3.6
              ------------------------------------------------
              Average Life (i)(m)                      7.4 yrs
              ------------------------------------------------
              Average Maturity (i)(m)                  7.9 yrs
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                     B
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/07.

Percentages are based on net assets as of 4/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS' PROFILES

John F. Addeo, CFA, is Vice President of MFS Investment Management (R) (MFS(R)) and portfolio manager of the high-yield bond portfolios of our mutual funds, variable annuities, offshore accounts and closed-end funds. John joined MFS as a research analyst in 1998. He became Vice President in 1999, associate portfolio manager in 2000, and portfolio manager in 2001. He has been a portfolio manager of the trust since January 2002. John received a Bachelor of Science degree from Siena College in 1984. He holds the Chartered Financial Analyst (CFA) designation.

Kenneth J. Enright, CFA, is Senior Vice President of MFS Investment Management(R) (MFS(R)) and a portfolio manager of the value and total return, or balanced, portfolios of our mutual funds, variable annuities, and offshore investment products. Ken joined MFS in 1986 as a research analyst. He was named Assistant Vice President in 1987 and Vice President in 1988. He followed business services, coal, natural gas, oil, retail store, and supermarket stocks as an analyst prior to being named portfolio manager in 1993. He was named Senior Vice President in 1999 and Director of Value Portfolio Management. He has been a portfolio manager of the trust since August 2004. Ken is a graduate of Boston State College and received an M.B.A. degree from Babson College. He is a member of The Boston Security Analysts Society, Inc., and holds the Chartered Financial Analyst (CFA) designation.

David P. Cole, CFA, is Vice President of MFS Investment Management(R) (MFS(R)) and a co-portfolio manager on the firm's high-yield portfolios. David joined MFS in 2004 after working for five years as a High Yield Analyst for Franklin Templeton Investments. Prior to this, he served as a Financial Economist/ Treasury Market Analyst for Thomson Financial Services and three years as an Economist for Standard and Poor's. David has a bachelor's degree from Cornell University and an M.B.A from University of California, Berkeley. He holds the Chartered Financial Analyst (CFA) designation.

Note to Shareholders: Effective October 9, 2006, David Cole replaced Scott Richards as a manager of the portfolio.

PERFORMANCE SUMMARY THROUGH 4/30/07

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

Six months ended 4/30/07

                                               Date                    Price
------------------------------------------------------------------------------
Net Asset Value                                4/30/07                  $10.04
------------------------------------------------------------------------------
                                              10/31/06                   $9.52
------------------------------------------------------------------------------
New York Stock Exchange Price                  4/30/07                  $11.09
------------------------------------------------------------------------------
                                               2/06/07  (high) (t)      $11.50
------------------------------------------------------------------------------
                                              12/18/06  (low) (t)       $10.26
------------------------------------------------------------------------------
                                              10/31/06                  $10.91
------------------------------------------------------------------------------


TOTAL RETURNS VS BENCHMARKS

Six months ended
   4/30/07

------------------------------------------------------------------------------
New York Stock Exchange Price (r)                                        6.55%
------------------------------------------------------------------------------
Net Asset Value (r)                                                     10.55%
------------------------------------------------------------------------------
Lehman Brothers U.S. High-Yield Corporate Bond Index (f)                 6.89%
------------------------------------------------------------------------------
Russell 1000 Value Index (f)                                             9.79%
------------------------------------------------------------------------------

(f) Source: FactSet Research Systems Inc.
(r) Includes reinvestment of dividends and capital gain distributions.
(t) For the period November 1, 2006 through April 30, 2007.

INDEX DEFINITIONS

Lehman Brothers U.S. High-Yield Corporate Bond Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

Russell 1000 Value Index - constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. When trust shares trade at a premium, buyers pay more than the net asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total returns that are calculated based on the net asset value and New York Stock Exchange prices can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

The trust's target annual distribution rate is calculated based on the trust's average daily net asset value, not a fixed share price, and the trust's dividend amount will fluctuate with changes in the trust's average daily net assets.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

Effective May 1, 2007, Computershare Trust Company, N.A. (the Transfer Agent for the trust) became the agent for the plan.

PORTFOLIO OF INVESTMENTS
4/30/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 62.8%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------------
Aerospace - 1.1%
----------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                                  $  225,000           $   236,250
Hawker Beechcraft Acquisition, 9.75%, 2017 (n)                                     140,000               150,150
Vought Aircraft Industry, Inc., 8%, 2011                                           340,000               343,400
                                                                                                     -----------
                                                                                                     $   729,800
----------------------------------------------------------------------------------------------------------------
Airlines - 0.8%
----------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                        $  285,118           $   284,405
Continental Airlines, Inc., 8.307%, 2018                                           203,712               213,898
Continental Airlines, Inc., 7.566%, 2020                                            53,915                55,128
                                                                                                     -----------
                                                                                                     $   553,431
----------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
----------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                 $  345,000           $   378,638
Propex Fabrics, Inc., 10%, 2012                                                    395,000               364,388
                                                                                                     -----------
                                                                                                     $   743,026
----------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.7%
----------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037 (z)                                               $  450,000           $   400,289
Asset Securitization Corp., FRN, 8.6366%, 2029 (z)                                 700,000               751,863
Falcon Franchise Loan LLC, FRN, 4.1216%, 2025 (i)(z)                               538,664                75,747
Morgan Stanley Capital I, Inc., FRN, 1.4083%, 2039 (i)(n)                          697,506                39,126
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)                              225,000               190,125
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)                               300,000               261,000
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)                             187,000               151,470
                                                                                                     -----------
                                                                                                     $ 1,869,620
----------------------------------------------------------------------------------------------------------------
Automotive - 3.6%
----------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8.625%, 2010                                             $  125,000           $   127,967
Ford Motor Credit Co., 7%, 2013                                                    174,000               164,533
Ford Motor Credit Co., 8%, 2016                                                    230,000               224,934
Ford Motor Credit Co. LLC, 9.75%, 2010                                             735,000               777,758
Ford Motor Credit Co., FRN, 8.105%, 2012                                           125,000               123,289
General Motors Corp., 8.375%, 2033                                                 566,000               511,523
Goodyear Tire & Rubber Co., 9%, 2015                                               420,000               463,050
TRW Automotive, Inc., 7%, 2014 (n)                                                  95,000                94,050
TRW Automotive, Inc., 7.25%, 2017 (n)                                               25,000                24,813
                                                                                                     -----------
                                                                                                     $ 2,511,917
----------------------------------------------------------------------------------------------------------------
Broadcasting - 4.8%
----------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                      $  350,000           $   359,625
Clear Channel Communications, Inc., 5.5%, 2014                                     370,000               328,064
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                               360,000               342,000
Intelsat Bermuda Ltd., 9.25%, 2016                                                 125,000               137,500
Intelsat Bermuda Ltd., 11.25%, 2016                                                345,000               393,731
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015                                           95,000                97,138
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                           180,000               151,200
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                 135,000               144,281
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                  875,000               800,625
Umbrella Acquisition, Inc., 9.75%, 2015 (n)(p)                                     520,000               521,950
                                                                                                     -----------
                                                                                                     $ 3,276,114
----------------------------------------------------------------------------------------------------------------
Building - 2.0%
----------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.61%, 2012                                    $  115,000           $   116,869
Interface, Inc., 10.375%, 2010                                                     180,000               198,900
Interface, Inc., 9.5%, 2014                                                        170,000               185,300
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                  737,000               552,750
NTK Holdings, Inc., 8.5%, 2014                                                     205,000               202,438
Ply Gem Industries, Inc., 9%, 2012                                                 150,000               135,375
                                                                                                     -----------
                                                                                                     $ 1,391,632
----------------------------------------------------------------------------------------------------------------
Business Services - 1.0%
----------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (n)                                          $  105,000           $   118,125
Northern Telecom Corp., 6.875%, 2023                                                75,000                70,219
SunGard Data Systems, Inc., 10.25%, 2015                                           470,000               517,000
                                                                                                     -----------
                                                                                                     $   705,344
----------------------------------------------------------------------------------------------------------------
Cable TV - 2.9%
----------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                   $  473,000           $   502,563
CCH II Holdings LLC, 10.25%, 2010                                                  240,000               255,600
CCO Holdings LLC, 8.75%, 2013                                                       95,000                99,631
CSC Holdings, Inc., 6.75%, 2012                                                    215,000               214,731
Kabel Deutschland Gmbh, 10.625%, 2014                                              230,000               257,025
NTL Cable PLC, 9.125%, 2016                                                        173,000               184,678
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014(n)                          510,000               478,125
                                                                                                     -----------
                                                                                                     $ 1,992,353
----------------------------------------------------------------------------------------------------------------
Chemicals - 3.6%
----------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                            $   40,000           $    42,200
Innophos, Inc., 8.875%, 2014                                                       230,000               240,925
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                      547,000               464,950
Koppers, Inc., 9.875%, 2013                                                        150,000               162,750
Lyondell Chemical Co., 11.125%, 2012                                               340,000               362,100
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                             570,000               607,763
Mosaic Co., 7.625%, 2016 (n)                                                       230,000               245,525
Nalco Co., 8.875%, 2013                                                            320,000               342,400
Rockwood Specialties Group, Inc., 10.625%, 2011                                      4,000                 4,220
                                                                                                     -----------
                                                                                                     $ 2,472,833
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.8%
----------------------------------------------------------------------------------------------------------------
Affinion Group, Inc., 11.5%, 2015                                               $  195,000           $   214,500
Del Laboratories, Inc., 8%, 2012                                                   225,000               210,938
GEO Group, Inc., 8.25%, 2013                                                       210,000               219,713
Jarden Corp., 7.5%, 2017                                                           195,000               199,631
Kar Holdings, Inc., 10%, 2015 (z)                                                  315,000               326,419
Playtex Products, Inc., 9.375%, 2011                                                65,000                67,113
Realogy Corp., 10.5%, 2014 (z)                                                     110,000               110,138
Realogy Corp., 12.375%, 2015 (z)                                                   185,000               185,000
Visant Holding Corp., 8.75%, 2013                                                  245,000               257,863
Vitro S.A., 8.625%, 2012 (n)                                                         4,000                 4,146
Vitro S.A., 9.125%, 2017 (n)                                                       121,000               126,748
                                                                                                     -----------
                                                                                                     $ 1,922,209
----------------------------------------------------------------------------------------------------------------
Containers - 1.0%
----------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875%, 2014                                      $  225,000           $   231,750
Graham Packaging Co. LP, 9.875%, 2014                                              265,000               274,275
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                  160,000               168,800
                                                                                                     -----------
                                                                                                     $   674,825
----------------------------------------------------------------------------------------------------------------
Electronics - 1.2%
----------------------------------------------------------------------------------------------------------------
Avago Technologies Finance, 11.875%, 2015                                       $  205,000           $   234,213
Freescale Semiconductor, Inc., 10.125%, 2016 (n)                                   390,000               393,900
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                          85,000                88,400
NXP B.V./NXP Funding LLC, 9.5%, 2015 (n)                                            80,000                84,000
                                                                                                     -----------
                                                                                                     $   800,513
----------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.5%
----------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                       $   60,000           $    71,520
Naftogaz Ukraine, 8.125%, 2009                                                     100,000               101,240
Pemex Project Funding Master Trust, 8.625%, 2022                                   143,000               180,323
                                                                                                     -----------
                                                                                                     $   353,083
----------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.7%
----------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                                     $  242,000           $   307,340
Republic of Argentina, FRN, 0.6245%, 2035                                          306,993                46,663
Republic of Ecuador, 10%, 2030                                                      96,000                89,040
Republic of Panama, 6.7%, 2036                                                      28,000                29,610
                                                                                                     -----------
                                                                                                     $   472,653
----------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.1%
----------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                        $  285,000           $   292,125
Chesapeake Energy Corp., 6.375%, 2015                                              425,000               425,531
Chesapeake Energy Corp., 6.875%, 2016                                               80,000                81,400
Energy Partners Ltd., 9.75%, 2014 (z)                                              125,000               127,188
Hilcorp Energy I, 9%, 2016 (n)                                                     190,000               203,300
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                70,000                70,350
Mariner Energy, Inc., 8%, 2017                                                      45,000                45,281
Plains Exploration & Production Co., 7%, 2017                                      200,000               200,250
                                                                                                     -----------
                                                                                                     $ 1,445,425
----------------------------------------------------------------------------------------------------------------
Entertainment - 1.0%
----------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                              $  180,000           $   206,550
HRP Myrtle Beach Operations, FRN, 10.07%, 2012 (z)                                 155,000               155,775
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                    415,000               366,238
                                                                                                     -----------
                                                                                                     $   728,563
----------------------------------------------------------------------------------------------------------------
Financial Institutions - 1.6%
----------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                   $  478,000           $   479,607
General Motors Acceptance Corp., 6.75%, 2014                                       621,000               612,401
                                                                                                     -----------
                                                                                                     $ 1,092,008
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.8%
----------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                                   $  285,000           $   298,181
Dole Foods Co., Inc., 8.875%, 2011                                                 240,000               243,000
                                                                                                     -----------
                                                                                                     $   541,181
----------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.7%
----------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                            $  210,000           $   212,363
JSG Funding PLC, 7.75%, 2015                                                        30,000                30,750
Millar Western Forest Products Ltd., 7.75%, 2013                                   285,000               252,938
                                                                                                     -----------
                                                                                                     $   496,051
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 4.0%
----------------------------------------------------------------------------------------------------------------
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                    $  205,000           $   208,331
Greektown Holdings, 10.75%, 2013 (n)                                               280,000               300,300
Harrah's Entertainment, Inc., 5.75%, 2017                                          550,000               456,500
Majestic Star Casino LLC, 9.75%, 2011                                              320,000               307,200
MTR Gaming Group, Inc., 9%, 2012                                                    80,000                84,000
NCL Corp. Ltd., 10.625%, 2014                                                      360,000               358,200
Pinnacle Entertainment, Inc., 8.25%, 2012                                          195,000               200,363
Station Casinos, Inc., 6.5%, 2014                                                  310,000               291,788
Wimar Opco LLC, 9.625%, 2014 (n)                                                   295,000               299,425
Wynn Las Vegas LLC, 6.625%, 2014                                                   230,000               230,575
                                                                                                     -----------
                                                                                                     $ 2,736,682
----------------------------------------------------------------------------------------------------------------
Industrial - 0.9%
----------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                      $  190,000           $   199,500
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                  380,000               398,050
                                                                                                     -----------
                                                                                                     $   597,550
----------------------------------------------------------------------------------------------------------------
Insurance - 0.1%
----------------------------------------------------------------------------------------------------------------
USI Holdings Corp., 9.75%, 2015 (z)                                             $   50,000           $    51,000
----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
----------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                         $   95,000           $    99,869
Case New Holland, Inc., 9.25%, 2011                                                120,000               126,150
Case New Holland, Inc., 7.125%, 2014                                               215,000               225,750
                                                                                                     -----------
                                                                                                     $   451,769
----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 5.0%
----------------------------------------------------------------------------------------------------------------
Accellent, Inc., 10.5%, 2013                                                    $  240,000           $   246,600
Advanced Medical Optics, Inc., 7.5%, 2017 (n)                                      105,000               108,150
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                   345,000               301,875
DaVita, Inc., 6.625%, 2013                                                          80,000                80,300
DaVita, Inc., 7.25%, 2015                                                          150,000               153,375
Hanger Orthopedic Group, 10.25%, 2014                                              155,000               166,238
HCA, Inc., 6.375%, 2015                                                            365,000               318,006
HCA, Inc., 9.25%, 2016 (n)                                                         620,000               675,800
HealthSouth Corp., 10.75%, 2016 (n)                                                345,000               376,050
Psychiatric Solutions, Inc., 7.75%, 2015                                           230,000               235,175
Tenet Healthcare Corp., 9.25%, 2015                                                235,000               235,000
U.S. Oncology, Inc., 10.75%, 2014                                                  350,000               391,125
Vanguard Health Holding II, 9%, 2014                                               140,000               145,075
                                                                                                     -----------
                                                                                                     $ 3,432,769
----------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.3%
----------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                           $  130,000           $   129,025
Chaparral Steel Co., 10%, 2013                                                     155,000               173,406
FMG Finance Ltd., 10.625%, 2016 (n)                                                420,000               491,400
Freeport-McMoRan Copper & Gold, 8.25%, 2015                                        175,000               189,219
Freeport-McMoRan Copper & Gold, 8.375%, 2017                                       295,000               322,656
PNA Group, Inc., 10.75%, 2016 (n)                                                  245,000               269,500
                                                                                                     -----------
                                                                                                     $ 1,575,206
----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.7%
----------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                        $  210,000           $   218,400
Colorado Interstate Gas Co., 5.95%, 2015                                            95,000                95,942
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                  140,000               149,100
                                                                                                     -----------
                                                                                                     $   463,442
----------------------------------------------------------------------------------------------------------------
Network & Telecom - 1.6%
----------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                             $  235,000           $   240,581
Global Crossing UK Finance, 10.75%, 2014                                           180,000               196,650
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                    105,000               112,875
Qwest Corp., 8.875%, 2012                                                          175,000               193,375
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                    210,000               225,750
Windstream Corp., 8.625%, 2016                                                      95,000               104,263
                                                                                                     -----------
                                                                                                     $ 1,073,494
----------------------------------------------------------------------------------------------------------------
Oil Services - 0.6%
----------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                       $  165,000           $   163,763
Compagnie Generale de Geophysique-Veritas, 7.75%, 2017                             110,000               116,325
Hanover Compressor Co., 9%, 2014                                                   125,000               135,000
                                                                                                     -----------
                                                                                                     $   415,088
----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 0.5%
----------------------------------------------------------------------------------------------------------------
Centercredit International, 8.625%, 2014                                        $  100,000           $    95,875
Russian Standard Finance S.A., 8.625%, 2011 (n)                                    101,000               102,136
Russian Standard Finance S.A., 8.625%, 2011                                        150,000               151,688
                                                                                                     -----------
                                                                                                     $   349,699
----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%
----------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                              $  319,000           $   338,938
----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.7%
----------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                   $  383,000           $   360,978
Dex Media, Inc., 0% to 2008, 9% to 2013                                            310,000               292,175
Dex Media, Inc., 0% to 2008, 9% to 2013                                            210,000               197,925
Idearc, Inc., 8%, 2016 (n)                                                         475,000               495,188
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016(z)                                  355,000               256,488
R.H. Donnelley Corp., 8.875%, 2016                                                 240,000               260,400
                                                                                                     -----------
                                                                                                     $ 1,863,154
----------------------------------------------------------------------------------------------------------------
Restaurants - 0.1%
----------------------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                                         $  100,000           $   106,750
----------------------------------------------------------------------------------------------------------------
Retailers - 1.4%
----------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                               $  180,000           $   179,100
Couche-Tard, Inc., 7.5%, 2013                                                      170,000               175,525
Eye Care Centers of America, 10.75%, 2015                                          145,000               161,675
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                         115,000               122,081
Neiman Marcus Group, Inc., 9%, 2015 (p)                                            165,000               181,913
Neiman Marcus Group, Inc., 10.375%, 2015                                           140,000               157,325
                                                                                                     -----------
                                                                                                     $   977,619
----------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.7%
----------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                    $  180,000           $   191,925
Michaels Stores, Inc., 11.375%, 2016 (n)                                           175,000               192,500
Payless ShoeSource, Inc., 8.25%, 2013                                              125,000               131,563
                                                                                                     -----------
                                                                                                     $   515,988
----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
----------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                                      $   30,000           $    32,475
Centennial Communications Corp., 10.125%, 2013                                     140,000               151,200
Rural Cellular Corp., 9.75%, 2010                                                  213,000               219,923
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                    225,000               259,875
                                                                                                     -----------
                                                                                                     $   663,473
----------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
----------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.3%, 2015                                             $  340,000           $   363,039
----------------------------------------------------------------------------------------------------------------
Transportation - 0.4%
----------------------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)                              $  275,000           $   290,469
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.2%
----------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016                                              $  160,000           $   168,400
Midwest Generation LLC, 8.75%, 2034                                                145,000               160,225
Mirant Americas Generation, Inc., 8.5%, 2021                                       750,000               793,125
Mission Energy Holding Co., 13.5%, 2008                                            130,000               142,025
NGC Corp. Capital Trust, 8.316%, 2027                                              275,000               265,375
NRG Energy, Inc., 7.375%, 2016                                                     430,000               446,663
Reliant Resources, Inc., 9.25%, 2010                                               200,000               209,750
                                                                                                     -----------
                                                                                                     $ 2,185,563
----------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $40,985,624)                                                           $43,224,273
----------------------------------------------------------------------------------------------------------------

Common Stocks - 24.1%
----------------------------------------------------------------------------------------------------------------
Biotechnology - 1.7%
----------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)(l)                                                                  18,200           $ 1,167,348
----------------------------------------------------------------------------------------------------------------
Cable TV - 0.2%
----------------------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                               2,900           $    77,314
Time Warner Cable, Inc. (a)(l)                                                       2,300                84,686
                                                                                                     -----------
                                                                                                     $   162,000
----------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%
----------------------------------------------------------------------------------------------------------------
Huntsman Corp. (l)                                                                  20,800           $   407,680
----------------------------------------------------------------------------------------------------------------
Construction - 1.3%
----------------------------------------------------------------------------------------------------------------
Masco Corp. (l)                                                                     33,700           $   916,977
----------------------------------------------------------------------------------------------------------------
Containers - 2.9%
----------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                                            65,600           $ 1,973,904
----------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%
----------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (l)                                                         41,200           $ 1,344,356
----------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.9%
----------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                            23,200           $ 1,082,512
Chesapeake Energy Corp. (l)                                                          2,600                87,750
Foundation Coal Holdings, Inc. (l)                                                   3,430               135,108
                                                                                                     -----------
                                                                                                     $ 1,305,370
----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.7%
----------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. (a)(l)                                                  51,200           $   502,784
----------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
----------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp. (l)                                                          2,000           $    39,420
----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.0%
----------------------------------------------------------------------------------------------------------------
Titan International, Inc. (l)                                                        1,000           $    28,180
----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.8%
----------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. (a)(l)                                                      164,600           $ 1,221,332
----------------------------------------------------------------------------------------------------------------
Medical Equipment - 3.7%
----------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)(l)                                                      68,400           $ 1,056,096
Pall Corp. (l)                                                                      35,400             1,485,030
                                                                                                     -----------
                                                                                                     $ 2,541,126
----------------------------------------------------------------------------------------------------------------
Network & Telecom - 1.6%
----------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (a)(l)                                                        47,729           $ 1,092,040
----------------------------------------------------------------------------------------------------------------
Oil Services - 1.3%
----------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                 13,630           $   871,366
----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.2%
----------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp. (l)                                                     21,500           $   797,220
----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.2%
----------------------------------------------------------------------------------------------------------------
Warner Chilcott Ltd., "A" (a)(l)                                                    91,400           $ 1,540,090
----------------------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
----------------------------------------------------------------------------------------------------------------
Waste Management, Inc. (l)                                                           1,400           $    52,374
----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.0%
----------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (a)                                         53,266           $         0
----------------------------------------------------------------------------------------------------------------
Telephone Services - 0.2%
----------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc. (a)                                               40,000           $         0
Windstream Corp. (l)                                                                 9,100               133,042
                                                                                                     -----------
                                                                                                     $   133,042
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.7%
----------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)(l)                                                              6,227           $   491,684
----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $14,576,044)                                                   $16,588,293
----------------------------------------------------------------------------------------------------------------

Floating Rate Loans - 3.7% (g)(r)
----------------------------------------------------------------------------------------------------------------
Automotive - 0.9%
----------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                        $  380,830           $   383,419
General Motors Corp., Term Loan B, 7.73%, 2013                                      74,157                74,667
Mark IV Industries, Inc., Second Lien Term Loan, 11.10%, 2011                      129,863               131,054
                                                                                                     -----------
                                                                                                     $   589,140
----------------------------------------------------------------------------------------------------------------
Broadcasting - 0.3%
----------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Term Loan B, 7.61%, 2014                        $  224,347           $   223,927
----------------------------------------------------------------------------------------------------------------
Building - 0.2%
----------------------------------------------------------------------------------------------------------------
Roofing Supply Group, Inc., Term Loan, 2013 (o)                                 $  159,946           $   153,548
----------------------------------------------------------------------------------------------------------------
Cable TV - 0.1%
----------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Term Loan, 7.35%, 2014                    $   50,948           $    50,864
----------------------------------------------------------------------------------------------------------------
Containers - 0.5%
----------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                     $   90,909           $    92,424
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                        284,091               288,826
                                                                                                     -----------
                                                                                                     $   381,250
----------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.5%
----------------------------------------------------------------------------------------------------------------
Sandridge Energy, Inc., Term Loan B, 8.63%, 2015                                $  327,000           $   336,810
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
----------------------------------------------------------------------------------------------------------------
Gulfside Casino, Term Loan B, 10.34%, 2012                                      $  230,973           $   232,706
----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.0%
----------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.6%, 2012                                              $   22,521           $    22,749
----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.7%
----------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.35%, 2014                                          $  452,552           $   455,420
----------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.2%
----------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan, 8.13%, 2013                                   $  120,719           $   121,549
----------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $2,545,029)                                              $ 2,567,963
----------------------------------------------------------------------------------------------------------------

Preferred Stocks - 3.0%
----------------------------------------------------------------------------------------------------------------
Broadcasting - 3.0%
----------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., 14.25% (a)(p)                                                158           $ 1,223,019
Spanish Broadcasting Systems, Inc., "B", 10.75% (a)(p)                                 775               848,625
                                                                                                     -----------
                                                                                                     $ 2,071,644
----------------------------------------------------------------------------------------------------------------
Real Estate - 0.0%
----------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", REIT, 8.75% (l)                                            200           $     5,048
----------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (IDENTIFIED COST, $2,064,332)                                                 $ 2,076,692
----------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 4.4% (y)
----------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.29%, due 5/01/07                               $  252,000           $   252,000
New Center Asset Trust, 5.29%, due 5/01/07                                       2,758,000             2,758,000
----------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST                                                      $ 3,010,000
----------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 15.1%
----------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                                 10,365,758           $10,365,758
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $73,546,787) (k)                                                 $77,832,979
----------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (13.1)%                                                              (9,003,274)
----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                  $68,829,705
----------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(e) The rate shown represents a current effective yield.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2007, the trust held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $42,203,278 and 54.22% of market value. An independent pricing service provided an evaluated bid for 53.81% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,408,126 representing
    12.2% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
    These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                                                      CURRENT
                                                    ACQUISITION     ACQUISITION        MARKET      TOTAL % OF
RESTRICTED SECURITIES                                  DATE             COST           VALUE       NET ASSETS
-------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037                         5/14/02            $303,729      $  400,289
Asset Securitization Corp., FRN,
8.6366%, 2029                                         1/25/05             604,160         751,863
Energy Partners Ltd., 9.75%, 2014                     4/18/07             125,000         127,188
Falcon Franchise Loan LLC, FRN,
4.1216%, 2025                                         1/29/03             102,326          75,747
HRP Myrtle Beach Operations, FRN, 10.07%, 2012        3/23/06             155,000         155,775
Kar Holdings Inc., 10%, 2015                     4/13/07 - 4/24/07        322,681         326,419
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016        4/03/07             251,063         256,488
Preferred Term Securities XII Ltd.,
17%, 2033                                             1/07/05             236,250         190,125
Preferred Term Securities XVI Ltd.,
17%, 2035                                            12/08/04             300,000         261,000
Preferred Term Securities XVII Ltd.,
14%, 2035                                             3/09/05             187,000         151,470
Realogy Corp., 10.5%, 2014                            4/05/07             108,665         110,138
Realogy Corp., 12.375%, 2015                          4/05/07             181,570         185,000
USI Holdings Corp., 9.75%, 2015                       4/26/07              50,000          51,000
-------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                            $3,042,502     4.4%
                                                                                       ===================

UNFUNDED LOAN COMMITMENTS
As of April 30, 2007, the portfolio had unfunded loan commitments of $8,814, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                       UNFUNDED          UNREALIZED
                                                                         LOAN           APPRECIATION
BORROWER                                                              COMMITMENT       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Univision Communications, Delayed Draw Term Loan, 2014                  $8,814              $(17)

SWAP AGREEMENTS AT 4/30/07
                                                                                                     UNREALIZED
                       NOTIONAL                              CASH FLOWS            CASH FLOWS       APPRECIATION
EXPIRATION              AMOUNT         COUNTERPARTY          TO RECEIVE              TO PAY        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/12           USD    200,000      Merrill Lynch             (1)            3.70% (fixed rate)          $(2,856)
                                      International
6/20/12           USD    200,000      Morgan Stanley     3.76% (fixed rate)           (2)                   (1,064)
6/20/12           USD    200,000      Morgan Stanley            (3)            2.75% (fixed rate)             (702)
6/20/12           USD    200,000      Goldman Sachs             (4)            1.49% (fixed rate)           (1,926)
3/20/17           USD     35,000      JPMorgan Chase            (5)            0.78% (fixed rate)              439
3/20/17           USD     35,000      JPMorgan Chase            (5)            0.80% (fixed rate)              386
3/20/17           USD     30,000      Merrill Lynch             (5)            0.81% (fixed rate)              309
                                      International
                                                                                                           -------
                                                                                                           $(5,414)
                                                                                                           =======
(1) Trust to receive notional amount upon a defined credit default event by Lear Corp., 5.75%, 8/01/14.
(2) Trust to pay notional amount upon a defined credit default event by Bowater, Inc., 6.5%, 6/15/13.
(3) Trust to receive notional amount upon a defined credit default event by Smurfit Stone Container Corp., 7.50%, 6/01/13.
(4) Trust to receive notional amount upon a defined credit default event by Constellation Brands 8%, 2/15/08.
(5) Trust to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/01/10.

At April 30, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

CDO  Collateralized Debt Obligation
FRN    Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT   Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07  (unaudited)

This statement represents your trust's balance sheet, which details the assets and liabilities comprising the total value of the trust.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $10,081,771 of securities on
loan (identified cost, $73,546,787)                                   $77,832,979
Cash                                                                        4,181
Receivable for investments sold                                         1,724,059
Interest and dividends receivable                                         887,412
Unrealized appreciation on credit default swaps                             1,134
Other assets                                                               27,956
------------------------------------------------------------------------------------------------------
Total assets                                                                               $80,477,721
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                     $51,241
Payable for investments purchased                                       1,007,848
Unrealized depreciation on credit default swaps                             6,548
Unrealized depreciation on unfunded loan commitments                           17
Collateral for securities loaned, at value                             10,365,758
Payable to affiliates
  Management fee                                                            6,708
  Transfer agent and dividend disbursing costs                              8,223
  Administrative services fee                                                 228
Payable for independent trustees' compensation                            135,409
Accrued expenses and other liabilities                                     66,036
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $11,648,016
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $68,829,705
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                       $69,948,143
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies             4,280,750
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                  (3,802,742)
Accumulated distributions in excess of net investment income           (1,596,446)
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $68,829,705
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (7,113,952 issued, less
256,600 treasury shares)                                                                     6,857,352
------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $68,829,705 / 6,857,352
shares of beneficial interest outstanding)                                                      $10.04
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 4/30/07 (unaudited)

This statement describes how much your trust earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by trust operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                              $2,185,227
  Dividends                                                                114,459
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $2,299,686
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                          $305,183
  Transfer agent and dividend disbursing costs                               7,872
  Administrative services fee                                               10,136
  Independent trustees' compensation                                        12,396
  Custodian fee                                                             23,628
  Shareholder communications                                                31,800
  Auditing fees                                                             25,229
  Legal fees                                                                   722
  Miscellaneous                                                             18,521
------------------------------------------------------------------------------------------------------
Total expenses                                                                                $435,487
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (19,988)
  Reduction of expenses by investment adviser                                 (167)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $415,332
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $1,884,354
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                               $2,045,023
  Swap transactions                                                         13,639
  Foreign currency transactions                                            (22,172)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $2,036,490
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                           $2,902,165
  Swap transactions                                                        (5,414)
  Translation of assets and liabilities in foreign currencies                7,024
  Unfunded loan commitments                                                    (17)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $2,903,758
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $4,940,248
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $6,824,602
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                              SIX MONTHS ENDED               YEAR ENDED
                                                                       4/30/07                 10/31/06
                                                                   (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                               $1,884,354               $3,800,930
Net realized gain (loss) on investments and foreign
currency transactions                                                2,036,490                 (895,884)
Net unrealized gain (loss) on investments and foreign
currency translation                                                 2,903,758                2,662,409
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                $6,824,602               $5,567,455
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income                                         $(1,721,577)             $(4,028,876)
From paid-in capital                                                        --               (2,511,845)
From other sources                                                  (1,596,446)                      --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(3,318,023)             $(6,540,721)
-------------------------------------------------------------------------------------------------------
Change in net assets from trust share transactions                    $278,711                 $540,115
-------------------------------------------------------------------------------------------------------
Total change in net assets                                          $3,785,290                $(433,151)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                              65,044,415               65,477,566
At end of period (including accumulated distributions in
excess of net investment income of $1,596,446 and $162,777,
respectively)                                                      $68,829,705              $65,044,415
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust share class (assuming reinvestment of all distributions) held for the entire period.

                                       SIX MONTHS                                   YEARS ENDED 10/31
                                            ENDED      ------------------------------------------------------------------------
                                          4/30/07            2006            2005            2004            2003          2002
                                      (UNAUDITED)
Net asset value,
beginning of period                         $9.52           $9.66          $10.12           $9.80           $7.50         $8.63
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.28           $0.56           $0.60           $0.59           $0.59         $0.71
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                           0.72            0.26           (0.04)           0.74            2.56         (0.86)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                                  $1.00           $0.82           $0.56           $1.33           $3.15        $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.25)         $(0.59)         $(0.72)         $(0.58)         $(0.57)       $(0.98)
  From net realized gain on
  investments and foreign
  currency transactions                        --              --              --              --           (0.28)           --
  From paid-in capital                         --           (0.37)          (0.30)          (0.43)             --            --
  From other sources                        (0.23)             --              --              --              --            --
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions declared
  to shareholders                          $(0.48)         $(0.96)         $(1.02)         $(1.01)         $(0.85)       $(0.98)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $10.04           $9.52           $9.66          $10.12           $9.80         $7.50
-------------------------------------------------------------------------------------------------------------------------------
Per share market value,
end of period                              $11.09          $10.91          $10.85          $11.60          $10.40         $7.25
-------------------------------------------------------------------------------------------------------------------------------
Total return at market
value (%)                                    6.55(n)        10.88            2.77           22.56(b)        58.07        (43.54)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                               1.31(a)         1.37            1.37            1.28            1.34          1.56
Expenses after expense
reductions (f)                               1.31(a)         1.37            1.37            1.28             N/A           N/A
Net investment income                        5.69(a)         5.82            5.95            5.82            6.75          8.39
Portfolio turnover                             37              72              47              72              94           137
Net assets at end of
period (000 omitted)                      $68,830         $65,044         $65,478         $67,939         $65,195       $49,622
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Special Value Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The trust can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the trust's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the trust's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the trust's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the trust's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the trust's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the trust's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the trust's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the trust, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the trust's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the trust and its impact on the trust's financial statements, if any, has not been determined.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The trust may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the trust uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The trust may enter into swap agreements. A swap is an exchange of cash payments between the trust and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the trust's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the trust with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The trust holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The trust may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The trust may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the trust to supply additional cash to the borrower on demand. At 4/30/07, the portfolio had unfunded loan commitments of $8,814, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the trust. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the trust's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the trust. Additionally, in the normal course of business, the trust enters into agreements with service providers that may contain indemnification clauses. The trust's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the trust that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The trust earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex- dividend or ex-interest date in an amount equal to the value of the security on such date.

The trust may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the trust. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the trust in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The trust pays monthly distributions based on an annual rate of 10% of the trust's average daily net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. No such designation had been made for the six months ended April 30, 2007. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, wash sale loss deferrals, foreign currency transactions and deferred trustee compensation.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                            10/31/06

          Ordinary income (including any
          short-term capital gains)                       $4,028,876
          Tax return of capital (b)                        2,511,845
          ----------------------------------------------------------
          Total distributions                             $6,540,721
          ----------------------------------------------------------
(b) Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07

          Cost of investments                            $74,247,777
          ----------------------------------------------------------
          Gross appreciation                              $5,351,534
          Gross depreciation                              (1,766,332)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)      $3,585,202

          AS OF 10/31/06

          Capital loss carryforwards                     $(5,183,412)
          Other temporary differences                       (169,812)
          Net unrealized appreciation (depreciation)         728,207

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2006, the trust had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          10/31/12                                         $(322,473)
          10/31/13                                        (1,143,611)
          10/31/14                                        (3,717,328)
          ----------------------------------------------------------
                                                         $(5,183,412)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the trust, and has determined that there is no impact resulting from the adoption of this Interpretation on the trust's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the trust.

The management fee is computed daily and paid monthly at an annual rate of 0.68% of the trust's average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.92% of the trust's average daily net assets.

TRANSFER AGENT - Prior to December 18, 2006, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, received a fee from the trust for its services as registrar and dividend-disbursing agent. Pursuant to a written agreement, the trust paid MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. Effective December 18, 2006, the trust has engaged Computershare Trust Company, N.A. ("Computershare") as the sole transfer agent for the trust. MFSC will continue to monitor and supervise the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2007, these fees paid to MFSC amounted to $3,038. MFSC also receives payment from the trust for out-of-pocket expenses paid by MFSC on behalf of the trust. For the six months ended April 30, 2007, these costs amounted to $4,229.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the trust. Under an administrative services agreement, the trust partially reimburses MFS the costs incurred to provide these services. The trust is charged a fixed amount plus a fee based on calendar year average net assets. The trust's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.0306% of the trust's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The trust pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to trustees or to officers of the trust who are also officers of the investment adviser, all of whom receive remuneration for their services to the trust from MFS. Certain officers and trustees of the trust are officers or directors of MFS and MFSC. The trust has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,024. The trust also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $5,270. Both amounts are included in independent trustees' compensation for the six months ended April 30, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $122,946 at April 30, 2007, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $10,562 of deferred trustees' compensation.

OTHER - This trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2007, the fee paid to Tarantino LLC was $257. MFS has agreed to reimburse the trust for a portion of the payments made by the funds to Tarantino LLC in the amount of $167, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $23,606,886 and $26,970,651, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2007, the trust did not repurchase any shares. Transactions in trust shares were as follows:

                                       SIX MONTHS ENDED          YEAR ENDED
                                           4/30/07                10/31/06
                                      SHARES      AMOUNT      SHARES     AMOUNT
Shares issued to shareholders in
reinvestment of distributions         27,164     $278,711     55,000    $540,115

(6) LINE OF CREDIT

The trust and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the trust and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2007, the trust's commitment fee and interest expense were $190 and $248, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Special Value Trust

We have reviewed the accompanying statement of assets and liabilities of the MFS Special Value Trust (the Trust), including the portfolio of investments, as of April 30, 2007, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2007. These interim financial statements are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2006, and financial highlights for each of the five years in the period ended October 31, 2006, and in our report dated December 21, 2006, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                        ERNST & YOUNG LLP

Boston, Massachusetts
June 13, 2007

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the trust's investment advisory agreement is available by clicking on the trust's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call       1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:  Computershare Trust Company, N.A.
           P.O. Box 43078
           Providence, RI 02940-3078

Effective December 18, 2006, Computershare Trust Company, N.A. became the Transfer Agent and Registrar and Computershare Shareholder Services, Inc. became the Dividend Disbursing Agent, succeeding MFS Service Center, Inc.

NUMBER OF SHAREHOLDERS

As of April 30, 2007, our records indicate that there are 508 registered shareholders and approximately 4,840 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

           Computershare Trust Company, N.A.
           P.O. Box 43078
           Providence, RI 02940-3078
           1-800-637-2304

M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street, Boston, MA 02116

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

=====================================================================================================================
                                                MFS SPECIAL VALUE TRUST
---------------------------------------------------------------------------------------------------------------------
                                                                                                 (D) MAXIMUM NUMBER
                                                                       (C) TOTAL NUMBER OF         (OR APPROXIMATE
                                                                       SHARES PURCHASED AS         DOLLAR VALUE) OF
                                                      (B) AVERAGE       PART OF PUBLICLY         SHARES THAT MAY YET
                             (A) TOTAL NUMBER OF       PRICE PAID        ANNOUNCED PLANS         BE PURCHASED UNDER
PERIOD                        SHARES PURCHASED         PER SHARE           OR PROGRAMS          THE PLANS OR PROGRAMS
=====================================================================================================================
   11/1/06 - 11/30/06                 0                   N/A                  N/A                     679,033
---------------------------------------------------------------------------------------------------------------------
   12/1/06 - 12/31/06                 0                   N/A                  N/A                     679,033
---------------------------------------------------------------------------------------------------------------------
    1/1/07 -  1/31/07                 0                   N/A                  N/A                     679,033
---------------------------------------------------------------------------------------------------------------------
    2/1/07 -  2/28/07                 0                   N/A                  N/A                     679,033
---------------------------------------------------------------------------------------------------------------------
    3/1/07 -  3/31/07                 0                   N/A                  N/A                     685,222
---------------------------------------------------------------------------------------------------------------------
    4/1/07 -  4/30/07                 0                   N/A                  N/A                     685,222
---------------------------------------------------------------------------------------------------------------------
          TOTAL                       0                   N/A                  N/A
---------------------------------------------------------------------------------------------------------------------

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2007 plan year is 685,222.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SPECIAL VALUE TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 13, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 13, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 13, 2007
      -------------


* Print name and title of each signing officer under his or her signature.